Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant Unobservable Inputs (Level 3)
Roll forward of loan servicing rights [Roll Forward]
Balance, beginning of period	$ 350,232	$ 260,862
Capitalized	0	97,221
Amortization included in other income	(10,060)	(7,851)
Balance, end of period	340,172	350,232
Government Guaranteed Loans [Member]
Servicing Assets at Fair Value [Line Items]
Total loans serviced	$ 11,026,278	$ 11,321,566